Stock-Based Compensation - Weighted-Average Assumptions Used for Estimating the Fair Value of Option Rights (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	2.99%	1.97%	1.24%
Expected life of option rights	5 years 18 days	5 years 18 days	5 years 18 days
Expected dividend yield of stock	0.89%	0.85%	1.06%
Expected volatility of stock	21.10%	21.30%	21.20%